Portfolio of Investments November 30, 2025
Floating Rate Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.0%
6724101 COMMON STOCKS - 0.4% 6724101
CAPITAL GOODS - 0.0%
2,687 (a) TNT Crane & Rigging Inc $ 1,008
4,761 (a) TNT Crane & Rigging Inc 47
TOTAL CAPITAL GOODS 1,055
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
99 (a),(b) Belk Inc 792
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 792
CONSUMER SERVICES - 0.2%
333,588 (a) 24 Hour Fitness Worldwide Inc 2,669
17,726 (a) Cengage Learning Holdings II Inc 357,480
156,433 (a) Crown Finance US Inc 3,187,322
TOTAL CONSUMER SERVICES 3,547,471
ENERGY - 0.0%
2,246 Chord Energy Corp 210,810
TOTAL ENERGY 210,810
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
61,430 (a),(b) Millennium Health LLC 5,516
57,666 (a),(b) Millennium Health LLC 577
52,393 (a) Onex Carestream Finance LP 39,295
TOTAL HEALTH CARE EQUIPMENT & SERVICES 45,388
MEDIA & ENTERTAINMENT - 0.0%
7,105 (a) Catalina Marketing Corp 213,150
953 (a) Crown Finance US Inc 19,418
TOTAL MEDIA & ENTERTAINMENT 232,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
63,592 (a) Bright Bidco BV 14,880
46,554 (a) Bright Bidco BV 10,894
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,774
SOFTWARE & SERVICES - 0.0%
205 (a),(b) Bloom Parent Inc 204,614
TOTAL SOFTWARE & SERVICES 204,614
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
7,250 (a) EJF SIDECAR FUND, SERIES LLC 73
35,822 (a) Riverbed Technology LLC/US 35
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 108
TELECOMMUNICATION SERVICES - 0.1%
75,043 (a) Altice France Lux 3 1,352,929
43,453 (a),(b) Windstream Services PE LLC 812,736
TOTAL TELECOMMUNICATION SERVICES 2,165,665
TRANSPORTATION - 0.1%
1,018 (a) ACBL HLDG CORP 39,702
4,313 (a) ACBL HLDG CORP 250,154
TOTAL TRANSPORTATION 289,856
TOTAL COMMON STOCKS
(Cost $21,714,651) 6,724,101
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
215385312 CORPORATE BONDS - 10.5% 215385312
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,695,000 (c) Clarios Global LP / Clarios US Finance Co 6 .750% 05/15/28 2,764,550
TOTAL AUTOMOBILES & COMPONENTS 2,764,550
CAPITAL GOODS - 1.1%
7,156,000 (c) Camelot Return Merger Sub Inc 8 .750 08/01/28 5,984,206
2,695,000 (c) Chart Industries Inc 7 .500 01/01/30 2,808,026
1,275,000 (c) CP Atlas Buyer Inc 9 .750 07/15/30 1,289,837
1,275,000 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 1,341,937
5,255,000 (c) TK Elevator US Newco Inc 5 .250 07/15/27 5,263,801

Portfolio of Investments November 30, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 6,530,000 (c) TransDigm Inc 6 .875% 12/15/30 $ 6,807,421
TOTAL CAPITAL GOODS 23,495,228
COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,275,000 (c) Allied Universal Holdco LLC 7 .875 02/15/31 1,342,392
1,990,000 (c) Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl
4 .625 06/01/28 1,954,396
4,965,000 (c) Boost Newco Borrower LLC 7 .500 01/15/31 5,272,582
2,000,000 (c) CoreLogic Inc 4 .500 05/01/28 1,952,597
2,924,000 (c) Prime Security Services Borrower LLC / Prime Finance Inc 5 .750 04/15/26 2,932,117
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,454,084
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
2,000,000 (c) Carvana Co 9 .000 06/01/30 2,097,124
1,275,000 (c) LBM Acquisition LLC 9 .500 06/15/31 1,314,168
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,411,292
CONSUMER SERVICES - 0.8%
2,560,000 (c) 1011778 BC ULC / New Red Finance Inc 3 .875 01/15/28 2,529,010
3,970,000 (c) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 3,782,961
1,275,000 (c) Caesars Entertainment Inc 7 .000 02/15/30 1,319,884
1,125,000 (c) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
4 .625 01/15/29 1,083,549
2,270,000 (c) Muvico LLC 15 .000 02/19/29 2,469,377
5,960,000 (c) Odeon Finco PLC 12 .750 11/01/27 6,162,586
TOTAL CONSUMER SERVICES 17,347,367
ENERGY - 0.1%
97,317 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 97,024
1,275,000 (c) eG Global Finance PLC 12 .000 11/30/28 1,388,950
TOTAL ENERGY 1,485,974
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
1,000,000 (c) Office Properties Income Trust 9 .000 03/31/29 1,024,393
3,500,000 (c) RLJ Lodging Trust LP 3 .750 07/01/26 3,476,449
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,500,842
FOOD, BEVERAGE & TOBACCO - 0.1%
1,000,000 (c) Froneri Lux FinCo SARL 6 .000 08/01/32 1,009,247
TOTAL FOOD, BEVERAGE & TOBACCO 1,009,247
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
5,960,000 (c) Medline Borrower LP 3 .875 04/01/29 5,785,732
3,545,000 (c) Radiology Partners Inc 8 .500 07/15/32 3,682,369
15,129,069 (c) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 16,076,149
5,660,000 (c) Team Health Holdings Inc 8 .375 06/30/28 5,707,470
2,875,000 Tenet Healthcare Corp 4 .625 06/15/28 2,876,216
437,000 Tenet Healthcare Corp 6 .125 10/01/28 438,892
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,566,828
INSURANCE - 0.8%
8,060,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 7,949,577
5,255,000 (c) HUB International Ltd 7 .250 06/15/30 5,506,110
2,695,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 2,786,675
TOTAL INSURANCE 16,242,362
MATERIALS - 0.3%
2,415,000 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 2,247,736
1,990,000 (c) Arsenal AIC Parent LLC 8 .000 10/01/30 2,113,652
776,000 (c) WR Grace Holdings LLC 4 .875 06/15/27 768,898
TOTAL MATERIALS 5,130,286
MEDIA & ENTERTAINMENT - 0.7%
725,000 (c) Advantage Sales & Marketing Inc 6 .500 11/15/28 614,437
6,530,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 6,520,790
7,392 (c) iHeartCommunications Inc 9 .125 05/01/29 6,840
3,970,000 (c) McGraw-Hill Education Inc 5 .750 08/01/28 3,973,259
500,000 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 5 .000 08/15/27 499,259

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 3,500,000 (c) Sinclair Television Group Inc 8 .125% 02/15/33 $ 3,646,195
TOTAL MEDIA & ENTERTAINMENT 15,260,780
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
3,500,000 (c) 1261229 BC Ltd 10 .000 04/15/32 3,618,353
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,618,353
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
2,695,000 (c) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 2,724,446
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,724,446
SOFTWARE & SERVICES - 0.1%
2,965,000 (c) Open Text Holdings Inc 4 .125 12/01/31 2,756,234
TOTAL SOFTWARE & SERVICES 2,756,234
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,000,000 (c) CommScope Technologies LLC 5 .000 03/15/27 1,997,433
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,997,433
TELECOMMUNICATION SERVICES - 2.7%
3,500,000 (c) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 3,592,096
1,500,000 (c) Altice France SA 6 .875 07/15/32 1,462,072
1,504,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 1,561,964
20,041,000 EchoStar Corp 10 .750 11/30/29 22,095,203
8,274,000 (c) Frontier Communications Holdings LLC 5 .875 10/15/27 8,285,177
7,525,000 (c) Level 3 Financing Inc 4 .000 04/15/31 6,621,973
1,000,000 (c) Lumen Technologies Inc 10 .000 10/15/32 1,007,350
260,000 (c) Telesat Canada / Telesat LLC 5 .625 12/06/26 188,500
11,992,974 (c) Zayo Group Holdings Inc 9 .250 03/09/30 11,050,326
TOTAL TELECOMMUNICATION SERVICES 55,864,661
TRANSPORTATION - 0.3%
3,287,000 (c) Air Canada 3 .875 08/15/26 3,269,257
1,990,000 (c) United Airlines Inc 4 .625 04/15/29 1,979,932
TOTAL TRANSPORTATION 5,249,189
UTILITIES - 0.2%
496,702 Pacific Gas and Electric Co 3 .150 01/01/26 496,039
496,702 Pacific Gas and Electric Co 4 .500 07/01/40 436,606
2,602,000 PG&E Corp 5 .000 07/01/28 2,583,026
1,000,000 PG&E Corp 5 .250 07/01/30 990,485
TOTAL UTILITIES 4,506,156
TOTAL CORPORATE BONDS
(Cost $214,073,678) 215,385,312
SHARES DESCRIPTION VALUE
47148018 EXCHANGE-TRADED FUNDS - 2.3% 47148018
2,015,737 (d) Invesco Senior Loan ETF 42,169,218
120,000 (d) SPDR Blackstone Senior Loan ETF 4,978,800
TOTAL EXCHANGE-TRADED FUNDS
(Cost $47,595,086) 47,148,018
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1694232753 VARIABLE RATE SENIOR LOAN INTERESTS - 82.8% 1694232753
AUTOMOBILES & COMPONENTS - 1.2%
11,199,431 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .416 05/06/30 11,220,430
10,500,000 (e) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6 .666 01/28/32 10,552,500
3,731,258 (e),(f) DexKo Global Inc., Term Loan B, (TSFR1M + 3.750%) 7 .780 10/04/28 3,691,072
TOTAL AUTOMOBILES & COMPONENTS 25,464,002
CAPITAL GOODS - 7.4%
6,996,927 (e),(f) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .513 05/17/28 5,924,193
185,863 (e),(g) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 186,701
3,822,285 (e) Air Comm Corporation, LLC, Term Loan, (TSFR1M + TSFR3M +
2.750%)
6 .661 12/11/31 3,839,524
2,500,000 (e),(h) Allison Transmission Inc, Term Loan, (TBD) TBD TBD 2,512,188
4,957,090 (e) Barnes Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .666 01/27/32 4,975,679

Portfolio of Investments November 30, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 3,112,300 (e) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.500%) 6 .502% 10/17/30 $ 3,128,998
3,145,815 (e),(f) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8 .354 08/01/30 2,825,933
3,910,000 (e),(f) Centuri Group, Inc, Term Loan B, (TSFR1M + 2.250%) 6 .227 07/09/32 3,936,490
9,853,864 (e) Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.000%) 6 .916 09/08/32 9,889,289
5,262,739 (e) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .476 03/18/30 5,295,658
877,147 (e) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .780 05/17/28 448,990
695,213 (e) Cornerstone Building Brands, Inc., Term Loan, (TSFR1M +
5.625%)
9 .584 08/01/28 557,908
4,205,102 (e),(f) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
7 .309 04/12/28 3,369,990
2,913,000 (e) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 9 .166 07/08/30 2,791,382
2,075,000 (e) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6 .753 09/24/32 2,084,732
1,759,939 (e),(g) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.750%)
6 .430 02/26/32 1,767,665
18,613,179 (e) Kaman Corporation, Term Loan B, (TSFR3M + TSFR6M +
2.500%)
6 .433 02/26/32 18,694,890
4,362,302 (e) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .702 06/21/28 4,382,587
1,867,053 (e) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6 .416 09/26/31 1,877,788
2,839,415 (e) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6 .666 03/28/31 2,838,663
1,801,980 (e) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8 .140 10/15/29 1,328,591
767,000 (e),(f) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .228 10/15/29 782,340
358,065 (e),(g) Pinnacle Buyer LLC, Delayed Draw Term Loan 0 .000 10/01/32 360,191
1,861,935 (e),(f) Pinnacle Buyer LLC, Term Loan, (CME Term SOFR 1 Month +
2.500%)
6 .485 10/01/32 1,872,995
7,228,395 (e) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .166 01/31/32 7,245,490
5,366,016 (e) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .916 04/30/32 5,387,829
3,050,000 (e),(f) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
6 .038 08/13/32 3,053,340
2,107,904 (e) Titan Acquisition Limited, Term Loan B, (TSFR3M + TSFR6M +
3.750%)
7 .590 02/15/29 2,122,828
19,578,886 (e),(f) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .947 04/30/30 19,717,602
4,128,300 (e) TransDigm, Inc., Term Loan, (TSFR3M + 2.500%) 6 .502 01/20/32 4,140,086
6,629,419 (e) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .502 02/28/31 6,647,550
7,755,000 (e) TransDigm, Inc., Term Loan M, (TSFR3M + 2.500%) 6 .502 08/19/32 7,779,894
10,504,200 (e),(f) Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 7 .780 11/20/28 10,540,334
TOTAL CAPITAL GOODS 152,308,318
COMMERCIAL & PROFESSIONAL SERVICES - 5.5%
12,545,000 (e),(f) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 7 .166 08/20/32 12,611,238
1,996,400 (e) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .166 09/29/31 2,003,637
2,679,286 (e) Anticimex International AB, Term Loan B1, (SOFR90A +
3.400%)
7 .310 11/16/28 2,696,755
2,470,672 (e) Anticimex International AB, Term Loan B6, (SOFR90A +
2.900%)
6 .812 11/16/28 2,484,706
245,927 (e),(g) Archkey Solutions LLC, Delayed Draw Term Loan B 4 .250 11/03/31 248,540
2,120,723 (e) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.250%) 8 .252 11/03/31 2,143,256
6,272,373 (e) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .530 06/02/28 6,283,162
6,346,664 (e) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6 .416 10/01/31 6,365,926
3,204,617 (e) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6 .840 08/01/29 3,224,181
8,385,580 (e) Garda World Security Corporation, Term Loan B, (TSFR1M +
3.000%)
6 .948 02/01/29 8,391,869
4,660,000 (e) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .671 03/03/32 4,676,613
3,413,761 (e) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.500%) 6 .359 07/25/30 3,432,161
2,366,000 (e) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6 .365 10/08/32 2,371,915
4,750,571 (e) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.250%)
6 .091 03/26/31 4,767,887
1,848,480 (e) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR6M + 2.000%)
6 .129 10/15/30 1,848,638

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 1,700,000 (e) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5 .750% 03/08/32 $ 1,692,970
1,845,000 (e),(f) Reworld Holding Corp, First Lien Term Loan B, (TSFR1M +
2.250%)
6 .201 01/15/31 1,849,612
1,075,000 (e),(f) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7 .440 04/03/28 729,565
17,850,000 (e),(h) United States, Term Loan, (TBD) TBD TBD 17,823,582
2,894,610 (e) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .090 04/12/27 1,272,745
520,000 (e),(f) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
7 .280 03/27/28 522,925
20,268,531 (e),(f) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .780 03/27/28 20,326,904
2,250,000 (e),(h) XPLOR T1 LLC, Term Loan, (TBD) TBD TBD 2,247,187
2,769,150 (e),(f) XPLOR T1 LLC, Term Loan B, (TSFR3M + 3.500%) 7 .502 06/24/31 2,765,689
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 112,781,663
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.0%
367,625 (e) Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 7 .849 11/08/27 368,697
3,879,565 (e) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6 .120 10/16/31 3,906,237
9,639,385 (e) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .090 11/08/32 9,663,243
1,820,036 (e) Gulfside Supply Inc, Term Loan B, (TSFR3M + 3.000%) 7 .002 06/17/31 1,817,378
5,929,800 (e),(f) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6 .451 06/09/31 5,956,484
2,060,503 (e) Kodiak Building Partners Inc., Term Loan B, (TSFR3M + 3.750%) 7 .752 12/04/31 1,995,082
5,203,428 (e) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7 .810 06/06/31 4,919,945
3,318,461 (e) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .369 04/23/31 3,322,609
5,109,945 (e) Michaels Companies, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .513 04/17/28 4,914,387
4,014,288 (e),(f) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .416 03/27/31 4,033,437
1,025,000 (e) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8 .485 03/17/31 1,029,428
324,000 (e) Petco Health and Wellness Company, Inc., Term Loan B,
(TSFR3M + 3.250%)
7 .513 03/06/28 319,590
1,563,000 (e) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .960 08/18/32 1,552,575
549,376 (e),(f) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .530 10/20/28 534,488
12,394,554 (e) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .416 01/30/31 12,412,712
4,204,091 (e) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .215 10/29/29 4,221,349
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 60,967,641
CONSUMER DURABLES & APPAREL - 2.0%
3,769,343 (e) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
6 .166 12/21/28 3,781,348
11,307,137 (e) AI Aqua Merger Sub, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.000%)
6 .919 07/31/28 11,350,726
4,092,483 (e),(f) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .530 05/30/28 4,117,304
31,096 (e) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .616 06/29/28 29,298
2,579,677 (e),(f) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
6 .160 10/24/31 2,598,225
6,420,717 (e),(f) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 3.000%) 7 .026 08/26/31 6,447,203
7,854,000 (e),(f) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7 .735 10/01/32 7,854,000
4,436,463 (e) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .389 02/20/32 4,448,929
TOTAL CONSUMER DURABLES & APPAREL 40,627,033
CONSUMER SERVICES - 4.9%
3,645,067 (e),(f) Allwyn Entertainment Financing US LLC, Term Loan B, (TSFR3M
+ 2.000%)
5 .912 06/11/31 3,508,377
6,622,356 (e) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .416 05/31/30 6,647,189
9,187,719 (e) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .416 08/17/28 9,227,961
5,193,675 (e) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .166 02/06/30 5,160,150
4,487,500 (e) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 6 .166 02/06/31 4,449,177
5,390,927 (e) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .666 01/31/31 5,315,994
3,252,500 (e) DK Crown Holdings Inc., Term Loan B, (TSFR1M + 1.750%) 5 .756 03/04/32 3,237,408

Portfolio of Investments November 30, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 3,564,407 (e) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.675%)
7 .677% 06/25/29 $ 3,596,718
3,540,654 (e),(f) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 7 .166 01/29/29 3,540,583
6,971,126 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .752 11/29/30 6,958,090
5,659,088 (e) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 6 .002 06/04/32 5,654,390
4,843,487 (e) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(SOFR90A + 2.250%)
6 .370 10/31/29 4,838,934
4,596,113 (e),(f) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 3.250%)
7 .166 05/27/32 4,624,287
5,285,575 (e) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .416 12/16/30 5,292,658
7,839,018 (e) Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
6 .209 04/16/29 7,866,769
2,956,093 (e),(f) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .502 11/30/29 2,557,020
3,647,908 (e) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6 .934 04/04/29 3,585,219
3,438,172 (e) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5 .916 12/04/31 3,384,451
8,347,352 (e) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .393 03/06/28 6,861,524
3,948,535 (e) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 5 .868 11/21/31 3,965,731
TOTAL CONSUMER SERVICES 100,272,630
ENERGY - 1.6%
4,502,085 (e) EG America LLC, Repriced Term Loan, (TSFR3M + 3.500%) 7 .322 02/07/28 4,524,618
3,122,435 (e) Epic Crude Services, LP, Term Loan B, (TSFR3M + 2.500%) 6 .340 10/15/31 3,137,766
15,598,820 (e),(f) Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .146 11/16/26 15,696,312
1,826,998 (e) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
7 .120 12/21/28 1,836,133
5,350,000 (e),(f) New Fortress Energy Inc, Incremental Term Loan B, (TSFR3M +
5.500%)
9 .570 10/30/28 2,458,566
4,365,298 (e),(f) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.500%)
6 .416 11/17/28 4,385,618
1,222,074 (e) Traverse Midstream Partners LLC, Term Loan, (TSFR3M +
2.500%)
6 .340 02/16/28 1,227,806
TOTAL ENERGY 33,266,819
FINANCIAL SERVICES - 1.3%
4,849,854 (e),(f) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6 .666 07/30/31 4,882,324
2,020,323 (e),(f) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7 .416 12/15/28 2,037,788
3,625,000 (e) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 7 .308 09/13/32 3,654,453
5,060,000 (e) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5 .870 07/30/32 5,046,566
2,044,190 (e) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 3.250%)
7 .447 01/27/32 2,057,855
1,777,219 (b),(e),(i) Ditech Holding Corporation, Term Loan 0 .000 06/30/27 178
5,593,112 (e),(f) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6 .916 03/24/31 5,612,184
2,494,000 (e) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7 .427 10/12/32 2,506,470
TOTAL FINANCIAL SERVICES 25,797,818
FOOD, BEVERAGE & TOBACCO - 1.9%
1,765,121 (e) Aspire Bakeries Holdings LLC, Term Loan B, (TSFR1M +
3.500%)
7 .416 12/23/30 1,779,745
752,416 (e),(f) B&G Foods, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .416 10/10/29 726,457
3,331,257 (e) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 7 .030 12/08/28 3,352,077
907,692 (e) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 11.198%, PIK 6.000%)
10 .822 09/30/30 372,154
209,612 (e) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 11.198%, PIK 3.500%)
10 .822 09/30/30 180,266
4,281,238 (e) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .666 02/12/31 4,276,144
5,124,000 (e),(f) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.500%) 6 .372 09/30/32 5,132,249
1,892,000 (e),(f) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9 .502 01/24/29 1,903,825
7,080,825 (e) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .602 07/12/29 7,133,932
169,871 (e),(f),(g) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 171,057
1,796,702 (e),(f) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6 .840 02/19/32 1,809,243

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
$ 11,270,028 (e) Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%) 6 .252% 03/31/28 $ 11,305,923
TOTAL FOOD, BEVERAGE & TOBACCO 38,143,072
HEALTH CARE EQUIPMENT & SERVICES - 8.3%
2,694,562 (e) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9 .666 12/23/27 2,590,983
7,206,370 (e),(f) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 6 .166 09/20/32 7,211,991
4,490,353 (e) Bausch & Lomb Corporation, Term Loan B, (TSFR1M + 4.250%) 8 .166 01/15/31 4,525,153
12,643,726 (e) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .102 10/01/27 12,539,668
8,808,761 (e) Global Medical Response, Inc., Term Loan B, (TSFR3M +
3.500%)
7 .384 09/20/32 8,864,960
3,880,386 (e),(f) LifePoint Health, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.750%)
7 .682 05/19/31 3,896,160
1,969,029 (e) MedAssets Software Intermediate Holdings, Inc., First Out Term
Loan, (TSFR3M + 4.000%)
8 .003 12/18/28 1,772,126
3,959,455 (e) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7 .440 11/01/28 2,870,605
29,638,739 (e) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5 .916 10/23/28 29,710,465
5,422,293 (e) National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
7 .809 03/02/28 5,351,803
157,762 (e) National Mentor Holdings, Inc., Term Loan C, (TSFR3M +
3.750%)
7 .852 03/02/28 155,711
2,270,000 (e),(f) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.750%)
7 .590 08/06/32 2,284,460
3,625,000 (e) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6 .902 04/23/32 3,653,329
4,487,308 (e) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .459 03/17/31 4,502,318
18,728,917 (e) Parexel International Corporation, Term Loan B, (TSFR1M +
2.250%)
6 .166 11/15/28 18,829,585
12,422,904 (e),(f) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .416 02/21/31 12,495,889
2,660,000 (e) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8 .502 06/30/32 2,653,510
2,689,756 (e) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .916 12/03/31 2,672,945
313,028 (e) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.763%, PIK 1.000%)
5 .382 06/28/28 325,940
3,443,558 (e) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.763%, PIK 1.500%)
4 .632 06/28/28 3,389,753
2,364,687 (e) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 8 .002 09/30/30 2,370,492
23,235,707 (e),(f) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .416 12/19/30 23,314,592
9,486,875 (e) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 4.500%) 8 .340 06/30/28 9,516,521
4,379,436 (e) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .916 10/29/31 4,351,517
6,954 (b),(e) Vyaire Medical, Inc., PIK Roll Up Term Loan 0 .000 06/14/27 1
303,385 (b),(e) Vyaire Medical, Inc., Term Loan B 0 .000 04/16/25 30
TOTAL HEALTH CARE EQUIPMENT & SERVICES 169,850,507
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,450,000 (e),(f) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7 .763 05/16/28 1,452,385
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,452,385
INSURANCE - 7.2%
3,122,552 (e) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .916 11/06/30 3,124,832
7,515,000 (e),(f) Alera Group, Inc., Term Loan, (TSFR1M + 3.250%) 7 .166 05/28/32 7,555,581
21,212,082 (e),(f) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .416 09/19/31 21,241,991
7,039,762 (e),(f) AmWINS Group, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .252 01/30/32 7,064,648
9,123,791 (e),(f) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .280 02/03/28 8,770,290
931,508 (e) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .266 08/21/28 931,443
7,574,160 (e),(f) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 8 .166 09/19/30 7,451,080
13,534,934 (e),(f) Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 7 .280 07/30/27 13,535,814
25,684,278 (e),(f) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6 .666 06/16/31 25,785,988
8,230,400 (e) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6 .120 06/20/30 8,270,688
14,412,500 (e) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .916 09/15/31 14,450,044
11,534,476 (e) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .416 07/31/31 11,567,637
4,180,000 (e) Trucordia Insurance Holdings LLC, Term Loan B, (TSFR1M +
3.250%)
7 .166 06/17/32 4,193,919

Portfolio of Investments November 30, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 7,736,855 (e) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .752% 05/06/31 $ 7,750,510
4,949,275 (e) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6 .252 09/27/30 4,960,609
1,331,848 (e) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 6 .252 11/23/29 1,335,890
TOTAL INSURANCE 147,990,964
MATERIALS - 3.2%
2,703,737 (e) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6 .666 08/19/30 2,713,457
8,019,442 (e),(f) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.250%)
7 .239 06/09/31 8,040,413
150,551 (e),(f),(g) Clydesdale Acquisition Holdings Inc, Delayed Draw Term Loan 3 .250 03/29/32 149,813
7,772,130 (e),(f) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .091 04/13/29 7,754,954
8,860,323 (e),(f) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
7 .166 03/29/32 8,816,863
3,263,063 (e) Fortis 333, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .502 04/02/32 3,214,133
6,871,677 (e),(i) Klockner-Pentaplast of America, Inc., Term Loan B, (CME Term
SOFR 6 Month + 4.725%)
0 .000 02/09/26 3,277,790
4,802,621 (e) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7 .036 04/03/28 4,799,955
275,648 (e) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 7 .162 04/03/28 275,476
6,175,973 (e) Proampac PG Borrower LLC, Term Loan, (TSFR3M + 4.000%) 7 .891 09/15/28 6,193,728
7,105,000 (e) Qnity Electronics Inc, Term Loan B, (TSFR6M + 2.000%) 5 .804 11/01/32 7,136,084
2,770,000 (e) Solstice Advanced Materials Inc, Term Loan B, (TSFR3M +
1.750%)
5 .593 10/29/32 2,782,133
5,976,454 (e) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .416 04/21/31 5,983,536
3,350,596 (e) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 7 .166 03/03/31 3,318,431
118,517 (e),(g) USALCO, LLC, Delayed Draw Term Loan 1 .000 09/30/31 119,025
1,139,446 (e) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .416 09/30/31 1,144,328
TOTAL MATERIALS 65,720,119
MEDIA & ENTERTAINMENT - 4.8%
1,621,042 (e),(f) Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .446 10/28/27 1,404,227
3,937,841 (e) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 8 .110 04/28/28 3,896,809
1,411,202 (e) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 9 .048 10/31/28 1,404,146
3,640,377 (e) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .360 05/14/29 3,631,276
7,339,862 (e),(f) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10 .860 05/15/31 7,371,203
17,857,370 (e),(f) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10 .960 01/04/29 17,942,907
7,632,302 (e) Cengage Learning, Inc., First Lien Term Loan B, (TSFR1M +
TSFR3M + 3.500%)
7 .369 03/24/31 7,592,385
4,093,728 (e) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .840 10/30/30 4,110,370
5,018,172 (e) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
6 .209 05/24/30 5,031,019
10,989,402 (e),(f) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .030 08/23/28 11,026,656
1,894,222 (e),(f) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .602 06/18/29 1,740,913
10,918,865 (e),(f) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .484 12/02/31 10,925,744
2,646,645 (e) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8 .500 04/15/27 2,362,964
0 (e) CSC Holdings, LLC, Term Loan B6, (CME Term SOFR 1 Month
+ 4.500%)
8 .532 01/18/28 0
546,355 (e) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .823 06/30/28 554,780
821,251 (e) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7 .423 11/30/29 804,415
3,506,792 (e),(f) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6 .666 08/06/31 3,526,237
5,413,458 (e),(f) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .869 02/10/31 5,452,624
1,666,441 (e) Sinclair Television Group Inc., Term Loan B6, (TSFR3M +
3.300%)
7 .402 12/31/29 1,533,134
2,780,000 (e),(f) Sunrise Financing Partnership, Term Loan AAA1, (TSFR3M +
2.500%)
6 .426 02/17/32 2,786,450

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 4,569,461 (e) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
7 .173% 12/11/28 $ 4,179,458
TOTAL MEDIA & ENTERTAINMENT 97,277,717
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
1,000,000 (e) Amneal Pharmaceuticals LLC, Term Loan B, (TSFR1M + 3.500%) 7 .416 08/02/32 1,010,835
4,167,000 (e) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
10 .166 10/08/30 4,126,372
2,150,000 (e),(h) Genmab A/S, Term Loan, (TBD) TBD TBD 2,160,299
8,228,785 (e),(f) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6 .166 05/05/28 8,271,081
9,623,621 (e) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6 .166 05/19/31 9,298,824
2,362,744 (e) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .916 04/20/29 2,373,565
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,240,976
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
7,874,511 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6 .416 01/31/30 7,926,207
1,667,681 (e) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6 .666 01/31/30 1,675,677
6,740,000 (e) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .530 12/08/25 6,728,778
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,330,662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
12,312,893 (e) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6 .753 11/13/31 12,352,232
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,352,232
SOFTWARE & SERVICES - 14.9%
1,474,331 (e),(f) Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 2.750%) 6 .752 02/03/31 1,469,112
2,708,000 (e) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9 .280 01/22/29 2,545,141
5,145,200 (e) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6 .735 03/29/32 5,169,331
4,415,271 (e) Avaya, Inc., Exit Term Loan, (TSFR1M + 7.500%), (cash 11.465%,
PIK 7.500%)
11 .416 08/01/28 3,994,230
3,972,475 (e) BCPE Pequod Buyer Inc, Term Loan B, (TSFR1M + 3.000%) 6 .916 11/25/31 3,988,921
15,756,700 (e) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .002 01/31/31 15,807,909
22,068,206 (e) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .822 07/30/31 22,006,636
348,250 (e) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
7 .252 03/24/31 347,787
852,862 (e) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
7 .252 08/13/32 851,975
5,655,750 (e) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6 .734 03/29/32 5,446,035
7,408,315 (e) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .734 05/01/31 7,139,764
12,585,000 (e) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 7 .185 10/09/31 12,625,524
1,000,000 (e) Disco Parent, Inc., Term Loan B, (TSFR3M + 3.250%) 7 .072 08/06/32 1,006,250
9,913,767 (e),(f) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.750%)
6 .666 10/09/29 9,953,670
17,731,174 (e),(f) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .416 05/30/31 17,803,694
740,313 (e) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 7 .006 06/27/31 740,779
25,329,587 (e) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .416 01/30/32 24,994,604
6,305,880 (e) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6 .590 12/08/31 6,321,109
4,622,050 (e) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.000%) 6 .916 03/22/32 4,633,975
15,996,638 (e) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6 .916 03/01/29 14,844,080
13,091,181 (e),(f) Mitchell International, Inc., First Lien Term Loan, (TSFR1M +
3.250%)
7 .166 06/17/31 13,140,928
4,760,550 (e) Open Text Corporation, Term Loan B, (TSFR1M + 1.750%) 5 .666 01/31/30 4,766,500
8,514,000 (e),(f) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7 .690 02/01/28 7,494,619
1,981,317 (e),(f) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8 .666 03/24/31 1,675,045
1,381,000 (e) Ping Identity Holding Corp, Term Loan, (CME Term SOFR 1
Month + 2.750%)
6 .625 11/15/32 1,389,631
2,389,875 (e) PointClickCare Technologies, Inc., Term Loan B, (TSFR3M +
2.750%)
6 .752 11/03/31 2,398,837
7,614,111 (e) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6 .916 04/30/31 7,634,936

Portfolio of Investments November 30, 2025
(continued)
Floating Rate Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 3,991,532 (e) Project Alpha Intermediate Holding, Inc., First Lien Term Loan
B, (TSFR3M + 3.250%)
7 .252% 10/28/30 $ 3,992,769
5,568,262 (e) Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 6 .916 08/31/28 5,603,064
661,000 (e),(f) Proofpoint, Inc., Term Loan, (CME Term SOFR 1 Month +
3.000%)
7 .311 08/31/28 665,131
3,684,788 (e) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10 .324 05/15/28 3,776,134
6,390,160 (e) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6 .824 05/15/28 2,643,034
11,950,800 (e) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .666 11/28/28 11,931,619
2,409,588 (e) Surf Holdings, LLC, Incremental Term Loan, (TSFR1M + 3.500%) 7 .530 03/05/27 2,413,286
2,882,625 (e) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .572 10/03/31 2,868,212
2,425,301 (e) Tempo Acquisition LLC, Repriced Term Loan B, (TSFR1M +
1.750%)
5 .666 08/31/28 2,354,700
20,183,687 (e) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .338 02/10/31 20,198,118
8,191,841 (e) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8 .102 04/24/28 7,769,470
6,288,873 (e) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 6 .090 04/14/31 6,284,942
20,512,721 (e) X Corp., Term Loan, (TSFR3M + 6.500%) 10 .340 10/29/29 20,007,595
7,292,000 (e) X Corp., Term Loan, (TSFR3M + 6.500%) 9 .500 10/29/29 7,238,076
7,443,250 (e),(f) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .666 09/28/29 7,378,122
TOTAL SOFTWARE & SERVICES 305,315,294
TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
22,533,723 (e) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8 .666 12/17/29 22,702,726
21,189,471 (e) Delta TopCo, Inc., Term Loan B, (TSFR1M + TSFR3M + 2.750%) 6 .745 11/30/29 21,099,734
2,417,201 (e) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 6 .248 09/22/31 2,427,111
1,175,000 (e),(h) Project Aurora US Finco, Term Loan, (TBD) TBD TBD 1,181,610
8,157,506 (e) Verifone Systems, Inc., Term Loan, (TSFR3M + 5.250%) 9 .352 08/21/28 7,752,526
335,267 (e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .530 03/05/29 333,858
5,873,858 (e) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .574 05/30/30 5,824,694
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 61,322,259
TELECOMMUNICATION SERVICES - 5.4%
6,041,751 (e) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 6 .166 11/24/28 6,059,786
2,527,960 (e) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8 .416 09/28/29 2,517,304
6,732,000 (e),(f) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
TSFR3M + 4.250%)
8 .170 04/03/31 5,989,932
4,797,182 (b),(e) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/26 26,385
5,453,000 (e) Digicel International Finance Limited, Term Loan B, (TSFR1M +
5.250%)
9 .234 08/09/32 5,450,083
17,252,991 (e) Frontier Communications Corp., Term Loan B, (TSFR1M +
2.500%)
6 .459 07/01/31 17,288,101
2,260,800 (e) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 6 .166 09/20/30 2,168,955
9,818,000 (e),(f) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
7 .166 03/29/32 9,849,909
19,040,433 (e) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .380 04/15/30 18,963,129
4,688,985 (e) Lumen Technologies, Inc., Term Loan A, (TSFR1M + 6.000%) 9 .916 06/01/28 4,766,142
1,083,000 (e),(h) Lumen Technologies, Inc., Term Loan B1, (TBD) TBD TBD 1,078,738
6,272,000 (e),(f) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .834 12/07/26 4,566,800
4,147,000 (e) Windstream Services LLC, Term Loan B, (CME Term SOFR 1
Month + 4.000%)
7 .916 10/06/32 4,139,245
25,180,834 (e),(f) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.500%) 7 .530 03/11/30 23,953,268
3,159,182 (e) Ziggo Financing Partnership, Term Loan I, (TSFR6M + 2.500%) 6 .706 04/28/28 3,162,467
TOTAL TELECOMMUNICATION SERVICES 109,980,244
TRANSPORTATION - 1.9%
3,152,331 (e),(f) Air Canada, Term Loan B, (TSFR1M + 2.000%) 5 .916 03/21/31 3,166,122
3,569,567 (e),(f) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 6 .134 04/20/28 3,572,352
8,244,412 (e) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.688%)
6 .624 07/01/31 8,292,971
609,934 (e) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .416 07/01/31 613,118
12,817,949 (e),(f) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .416 09/23/31 12,889,217
1,640,181 (e) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .030 03/31/28 1,613,733

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 6,530,000 (e) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 6 .162% 04/09/32 $ 6,538,848
3,001,490 (e) United Airlines, Inc., First Lien Term Loan B, (TSFR1M + 2.000%) 5 .954 02/24/31 3,014,892
TOTAL TRANSPORTATION 39,701,253
UTILITIES - 2.5%
6,056,000 (e),(f) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 3.250%) 7 .093 10/28/31 6,121,284
1,909,020 (e),(f) Hamilton Projects Acquiror, LLC , Repriced Term Loan B,
(TSFR1M + 2.500%)
6 .416 05/30/31 1,925,724
1,608,243 (e),(f) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6 .730 05/06/32 1,618,802
107,659 (e),(f) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6 .730 05/06/32 108,366
330,000 (e) Kestrel Acquisition, LLC, Term Loan, (TSFR1M + 3.000%) 7 .002 11/06/31 330,825
6,635,000 (e),(f) Talen Energy Supply LLC, Term Loan B, (CME Term SOFR 1
Month + 2.000%)
5 .984 10/12/32 6,646,412
15,466,275 (e),(f) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6 .353 12/15/31 15,524,273
17,720,628 (e),(f) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .353 05/17/30 17,793,459
TOTAL UTILITIES 50,069,145
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,697,325,593) 1,694,232,753
SHARES DESCRIPTION VALUE
231040 WARRANTS - 0.0% 231040
TRANSPORTATION - 0.0%
1,071 ACBL HLDG CORP 41,769
3,029 ACBL HLDG CORP 175,682
11,952 (b) American Commercial Barge Line LLC 2,988
30,290 (b) American Commercial Barge Line LLC 10,601
TOTAL TRANSPORTATION 231,040
TOTAL WARRANTS
(Cost $225,956) 231,040
TOTAL LONG-TERM INVESTMENTS
(Cost $1,980,934,964) 1,963,721,224
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
35,091,172 (j) State Street Navigator Securities Lending Government Money
Market Portfolio
4.040 (k) 35,091,172
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $35,091,172) 35,091,172
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  7.7%
INVESTMENT COMPANIES - 7.7% –
159,101,787 BlackRock Liquidity Funds T-Fund 4.517(l) 159,101,787
TOTAL INVESTMENT COMPANIES
(Cost $159,101,787) 159,101,787
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15,994,840 U.S. TREASURY - 0.8% 15,994,840
16,000,000 United States Treasury Bill 0 .000 12/04/25 15,994,840
TOTAL U.S. TREASURY
(Cost $15,994,782) 15,994,840
TOTAL SHORT-TERM INVESTMENTS
(Cost $175,096,569) 175,096,627
TOTAL INVESTMENTS - 106.2%
(Cost $2,191,122,705) 2,173,909,023
OTHER ASSETS & LIABILITIES, NET -  (6.2)% (127,765,453)
NET ASSETS - 100% $ 2,046,143,570

Portfolio of Investments November 30, 2025
(continued)
Floating Rate Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
ETF Exchange-Traded Fund
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $183,906,881 or 8.5% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $34,021,781.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Portion of investment purchased on a delayed delivery basis.
(g) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(h) When-issued or delayed delivery security.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
Credit Default Swaps - OTC Uncleared
PURCHASED
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley CDX-HY45ICE-5Y 5 .000% 5 .00 % Monthly 12/20/30 $ 16,000,000 $ 1,347,044 $ 1,168,770 $ 178,274
Total
$ 16,000,000 $ 1,347,044
$1,168,770 $ 178,274
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Floating Rate Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 210,810 $ 5,489,056 $ 1,024,235 $ 6,724,101
Corporate Bonds – 215,385,312 – 215,385,312
Exchange-Traded Funds 47,148,018 – – 47,148,018
Variable Rate Senior Loan Interests – 1,694,206,159 26,594 1,694,232,753
Warrants – 217,451 13,589 231,040
Investments Purchased with Collateral from Securities
Lending 35,091,172 – – 35,091,172
Short-Term Investments:
Investment Companies 159,101,787 – – 159,101,787
U.S. Treasury – 15,994,840 – 15,994,840
Investments in Derivatives:
Credit Default Swaps* – 178,274 – 178,274
Total $ 241,551,787 $ 1,931,471,092 $ 1,064,418 $ 2,174,087,297
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments November 30, 2025
High Yield Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.8%
704253 COMMON STOCKS - 0.1% 704253
CONSUMER SERVICES - 0.0%
380,445 (a) 24 Hour Fitness Worldwide Inc $ 3,044
TOTAL CONSUMER SERVICES 3,044
TELECOMMUNICATION SERVICES - 0.1%
14,262 (a) Altice France Lux 3 257,126
24,632 (a) Altice France Lux 3 444,083
TOTAL TELECOMMUNICATION SERVICES 701,209
TOTAL COMMON STOCKS
(Cost $2,092,595) 704,253
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
481889785 CORPORATE BONDS - 86.2% (b) 481889785
AUTOMOBILES & COMPONENTS - 2.3%
$ 3,000,000 (c) Dealer Tire LLC / DT Issuer LLC 8 .000% 02/01/28 2,971,547
2,830,000 (c) Dornoch Debt Merger Sub Inc 6 .625 10/15/29 2,382,492
1,200,000 (c) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 1,199,471
1,000,000 (c) IHO Verwaltungs GmbH 8 .000 11/15/32 1,041,768
1,800,000 (c) Nissan Motor Acceptance Co LLC 5 .625 09/29/28 1,795,432
2,350,000 (c) Phinia Inc 6 .625 10/15/32 2,432,870
895,000 (c) ZF North America Capital Inc 7 .500 03/24/31 885,551
TOTAL AUTOMOBILES & COMPONENTS 12,709,131
CAPITAL GOODS - 5.9%
4,200,000 (c) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 4,365,707
1,295,000 (c) AmeriTex HoldCo Intermediate LLC 7 .625 08/15/33 1,360,518
1,800,000 (c) Builders FirstSource Inc 6 .375 03/01/34 1,872,211
500,000 (c) Camelot Return Merger Sub Inc 8 .750 08/01/28 418,125
1,600,000 (c) Cornerstone Building Brands Inc 9 .500 08/15/29 1,284,738
1,000,000 (c) CP Atlas Buyer Inc, (cash 12.750%, PIK 5.750%) 12 .750 01/15/31 926,251
1,355,000 (c) Goat Holdco LLC 6 .750 02/01/32 1,389,688
1,275,000 (c) Herc Holdings Inc 7 .000 06/15/30 1,338,408
2,000,000 (c) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 2,105,000
1,825,000 (c) JH North America Holdings Inc 0 .000 01/31/31 1,849,594
1,750,000 (c) Masterbrand Inc 7 .000 07/15/32 1,805,396
1,480,000 (c) New Flyer Holdings Inc 9 .250 07/01/30 1,585,107
2,440,000 (c) Quikrete Holdings Inc 6 .375 03/01/32 2,533,684
1,750,000 (c) Standard Building Solutions Inc 6 .500 08/15/32 1,805,379
1,500,000 (c) Terex Corp 6 .250 10/15/32 1,531,444
3,100,000 (c) TransDigm Inc 6 .875 12/15/30 3,231,700
2,000,000 (c) TransDigm Inc 6 .000 01/15/33 2,045,008
1,500,000 (c) TransDigm Inc 6 .375 05/31/33 1,537,494
TOTAL CAPITAL GOODS 32,985,452
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
1,800,000 (c) Allied Universal Holdco LLC 7 .875 02/15/31 1,895,142
1,315,000 (c) AMN Healthcare Inc 6 .500 01/15/31 1,318,770
1,250,000 (c) ASGN Inc 4 .625 05/15/28 1,224,643
1,565,000 (c) CACI International Inc 6 .375 06/15/33 1,631,519
1,200,000 (c) Garda World Security Corp 8 .375 11/15/32 1,230,275
1,700,000 (c) Neptune Bidco US Inc 9 .290 04/15/29 1,692,253
2,250,000 (c) RR Donnelley & Sons Co 9 .500 08/01/29 2,313,045
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,305,647
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
3,000,000 (c) Cougar JV Subsidiary LLC 8 .000 05/15/32 3,204,096
2,000,000 (c) Kohl's Corp 10 .000 06/01/30 2,188,314
1,700,000 (c),(d) LBM Acquisition LLC 6 .250 01/15/29 1,520,682
1,485,000 (c) LCM Investments Holdings II LLC 8 .250 08/01/31 1,566,746
3,400,000 (c) Michaels Cos Inc/The 5 .250 05/01/28 3,203,712
1,000,000 (c),(d) Michaels Cos Inc/The 7 .875 05/01/29 907,755
1,150,000 (c) Park River Holdings Inc 8 .000 03/15/31 1,188,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 1,250,000 (c) PetSmart Inc / PetSmart Finance Corp 10 .000% 09/15/33 $ 1,278,151
2,000,000 (c) QXO Building Products Inc 6 .750 04/30/32 2,088,632
2,150,000 (c) Veritiv Operating Co 10 .500 11/30/30 2,310,676
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 19,456,774
CONSUMER DURABLES & APPAREL - 1.9%
2,400,000 (c) Beach Acquisition Bidco LLC 10 .000 07/15/33 2,597,153
1,250,000 (c) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500 10/15/29 845,994
2,770,000 (c) Champ Acquisition Corp 8 .375 12/01/31 2,946,236
600,000 Newell Brands Inc 7 .000 04/01/46 493,589
2,000,000 (c) Newell Brands Inc 8 .500 06/01/28 2,081,952
1,000,000 (c) S&S Holdings LLC 8 .375 10/01/31 940,718
500,000 (c) TopBuild Corp 5 .625 01/31/34 506,826
TOTAL CONSUMER DURABLES & APPAREL 10,412,468
CONSUMER SERVICES - 5.1%
1,500,000 (c) Caesars Entertainment Inc 7 .000 02/15/30 1,552,804
2,400,000 (c) Carnival Corp 5 .875 06/15/31 2,471,162
2,500,000 (c) Churchill Downs Inc 5 .750 04/01/30 2,519,360
2,690,000 (c) Life Time Inc 6 .000 11/15/31 2,743,216
1,250,000 (c) Light & Wonder International Inc 6 .250 10/01/33 1,257,681
1,000,000 (c) Marriott Ownership Resorts Inc 6 .500 10/01/33 950,670
500,000 (c) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 421,126
1,500,000 MGM Resorts International 6 .125 09/15/29 1,533,395
1,200,000 (c),(d) Motion Bondco DAC 6 .625 11/15/27 1,151,883
1,000,000 (c) Muvico LLC 15 .000 02/19/29 1,087,831
2,500,000 (c) NCL Corp Ltd 6 .750 02/01/32 2,537,250
1,500,000 (c) Travel + Leisure Co 6 .125 09/01/33 1,523,669
1,670,000 (c) Vail Resorts Inc 5 .625 07/15/30 1,694,507
2,000,000 (c) Viking Ocean Cruises Ship VII Ltd 5 .625 02/15/29 2,000,556
1,200,000 (c) Voyager Parent LLC 9 .250 07/01/32 1,271,586
3,525,000 (c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 3,604,489
TOTAL CONSUMER SERVICES 28,321,185
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
3,000,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4 .875 02/15/30 2,977,402
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,977,402
ENERGY - 11.6%
1,875,000 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 1,884,270
1,500,000 (c) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 1,544,586
1,155,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6 .625 07/15/33 1,177,170
1,500,000 (c),(d) Baytex Energy Corp 7 .375 03/15/32 1,523,860
853,659 (c) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 851,085
1,100,000 (c) Breakwater Energy Holdings Sarl 9 .250 11/15/30 1,139,336
1,000,000 Buckeye Partners LP 5 .850 11/15/43 946,286
2,450,000 (c) Buckeye Partners LP 6 .875 07/01/29 2,552,062
845,000 (c) Chord Energy Corp 6 .000 10/01/30 852,004
750,000 (c) Chord Energy Corp 6 .750 03/15/33 774,189
2,000,000 (c) CITGO Petroleum Corp 8 .375 01/15/29 2,083,892
1,500,000 (c) Civitas Resources Inc 8 .625 11/01/30 1,571,338
3,335,000 (c) CNX Resources Corp 7 .250 03/01/32 3,477,898
2,500,000 (c) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 2,479,605
1,000,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 8 .625 03/15/29 1,048,156
1,175,000 (c) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 1,203,751
2,560,000 (c) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 2,684,204
1,890,000 (c) Harvest Midstream I LP 7 .500 05/15/32 1,963,954
2,300,000 (c) Kinetik Holdings LP 6 .625 12/15/28 2,366,088
1,500,000 (c) Kodiak Gas Services LLC 6 .500 10/01/33 1,530,081
1,600,000 (c) Matador Resources Co 6 .250 04/15/33 1,597,846
2,580,000 (c) Noble Finance II LLC 8 .000 04/15/30 2,680,310
2,350,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 2,324,650
1,000,000 (c) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 984,915

Portfolio of Investments November 30, 2025
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,600,000 (c) Rockies Express Pipeline LLC 6 .750% 03/15/33 $ 1,678,698
3,500,000 (e) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 3,626,829
2,800,000 (c) Sunoco LP 6 .250 07/01/33 2,875,944
1,500,000 (c) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6 .000 09/01/31 1,482,519
1,275,000 (c) Transocean International Ltd 7 .875 10/15/32 1,329,073
1,500,000 (c) Transocean International Ltd 8 .250 05/15/29 1,525,826
3,000,000 (c) Venture Global Calcasieu Pass LLC 3 .875 11/01/33 2,626,562
1,400,000 (c),(e),(f) Venture Global LNG Inc 9 .000 N/A 1,191,798
3,000,000 (c) Venture Global LNG Inc 9 .875 02/01/32 3,123,396
670,000 (c),(d) Venture Global LNG Inc 7 .000 01/15/30 657,267
1,525,000 (c) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 1,577,312
1,850,000 (c) Weatherford International Ltd 6 .750 10/15/33 1,893,444
TOTAL ENERGY 64,830,204
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
1,555,000 (c) Diversified Healthcare Trust 7 .250 10/15/30 1,580,673
4,185,000 (c) Iron Mountain Inc 6 .250 01/15/33 4,279,092
2,670,000 (c) Millrose Properties Inc 6 .375 08/01/30 2,723,742
1,000,000 (c) Millrose Properties Inc 6 .250 09/15/32 1,011,296
3,250,000 MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 3,140,958
1,470,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 1,077,726
2,145,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 2,266,802
2,000,000 (c) Office Properties Income Trust 9 .000 03/31/29 2,048,785
1,860,000 (c) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 1,927,717
1,770,000 (c) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 1,680,020
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,736,811
FINANCIAL SERVICES - 9.4%
2,800,000 (c) Azorra Finance Ltd 7 .750 04/15/30 2,955,758
1,280,000 (c) Azorra Finance Ltd 7 .250 01/15/31 1,336,081
2,000,000 Block Inc 6 .500 05/15/32 2,090,146
1,300,000 (c) Burford Capital Global Finance LLC 6 .250 04/15/28 1,296,087
2,058,741 (c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 1,923,663
2,000,000 (c) Encore Capital Group Inc 8 .500 05/15/30 2,128,544
2,500,000 (c) Encore Capital Group Inc 6 .625 04/15/31 2,499,233
1,330,000 (c) Freedom Mortgage Holdings LLC 8 .375 04/01/32 1,397,072
2,250,000 (c) Freedom Mortgage Holdings LLC 7 .875 04/01/33 2,325,235
700,000 (e) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 713,249
2,000,000 (c) Hunt Cos Inc 5 .250 04/15/29 1,953,399
3,500,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 3,455,021
1,380,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 1,333,985
2,525,000 (c) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 2,568,647
1,145,000 OneMain Finance Corp 6 .125 05/15/30 1,163,410
2,800,000 OneMain Finance Corp 5 .375 11/15/29 2,790,845
1,165,000 (c) Osaic Holdings Inc 6 .750 08/01/32 1,206,595
2,725,000 (c) PennyMac Financial Services Inc 7 .875 12/15/29 2,906,457
1,600,000 (c) PennyMac Financial Services Inc 6 .875 05/15/32 1,670,307
800,000 (c) Rocket Cos Inc 6 .125 08/01/30 830,450
4,365,000 (c) Starwood Property Trust Inc 6 .000 04/15/30 4,493,322
4,000,000 (c) Stonex Escrow Issuer LLC 6 .875 07/15/32 4,140,416
2,725,000 (c),(d),(f),(g) UBS Group AG 6 .600 N/A 2,743,402
2,400,000 (c) WEX Inc 6 .500 03/15/33 2,447,796
TOTAL FINANCIAL SERVICES 52,369,120
FOOD, BEVERAGE & TOBACCO - 1.2%
1,000,000 (c) B&G Foods Inc 8 .000 09/15/28 992,055
1,700,000 (c),(d) Fiesta Purchaser Inc 9 .625 09/15/32 1,820,675
1,750,000 (c) Post Holdings Inc 6 .375 03/01/33 1,771,291
2,000,000 (c) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 2,020,728
TOTAL FOOD, BEVERAGE & TOBACCO 6,604,749

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
$ 2,000,000 (c) CHS/Community Health Systems Inc 10 .875% 01/15/32 $ 2,160,250
2,170,000 (c) DaVita Inc 4 .625 06/01/30 2,104,765
1,500,000 (c),(d) Embecta Corp 5 .000 02/15/30 1,429,667
2,070,000 (c) Global Medical Response Inc 7 .375 10/01/32 2,180,953
1,000,000 (c) LifePoint Health Inc 11 .000 10/15/30 1,100,847
900,000 (c) LifePoint Health Inc 8 .375 02/15/32 966,923
3,500,000 (c) Molina Healthcare Inc 6 .250 01/15/33 3,507,934
875,000 (c) Molina Healthcare Inc 6 .500 02/15/31 893,825
2,000,000 (c) Prime Healthcare Services Inc 9 .375 09/01/29 2,120,400
1,360,036 (c) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9 .781 02/15/30 1,315,835
3,290,000 (c) Radiology Partners Inc 8 .500 07/15/32 3,417,488
2,000,000 (c) Star Parent Inc 9 .000 10/01/30 2,143,400
2,070,000 (c) Team Health Holdings Inc 8 .375 06/30/28 2,087,361
425,000 (c) Tenet Healthcare Corp 6 .000 11/15/33 438,824
1,000,000 (c) US Acute Care Solutions LLC 9 .750 05/15/29 1,015,878
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,884,350
INSURANCE - 3.8%
2,650,000 (c) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 2,714,339
5,100,000 (c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 5,246,447
5,315,000 (c) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 5,359,646
2,995,000 (c) Ardonagh Finco Ltd 7 .750 02/15/31 3,131,296
2,000,000 (c) HUB International Ltd 5 .625 12/01/29 1,999,980
3,000,000 (c) Panther Escrow Issuer LLC 7 .125 06/01/31 3,102,050
TOTAL INSURANCE 21,553,758
MATERIALS - 4.3%
635,000 (c),(h) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6 .250 01/30/31 646,035
2,000,000 Celanese US Holdings LLC 7 .050 11/15/30 2,073,178
1,500,000 (c) Cleveland-Cliffs Inc 6 .875 11/01/29 1,543,279
1,365,000 (c) Commercial Metals Co 6 .000 12/15/35 1,390,489
1,245,000 (c) Compass Minerals International Inc 8 .000 07/01/30 1,296,113
1,500,000 (c) Crown Americas LLC 5 .875 06/01/33 1,535,614
1,240,000 (c) Inversion Escrow Issuer LLC 6 .750 08/01/32 1,211,254
1,500,000 (c) Methanex US Operations Inc 6 .250 03/15/32 1,540,140
860,000 (c) Mineral Resources Ltd 7 .000 04/01/31 893,863
1,000,000 (c) Mineral Resources Ltd 8 .000 11/01/27 1,022,295
500,000 (c) Mineral Resources Ltd 9 .250 10/01/28 524,998
2,000,000 (c) Olin Corp 6 .625 04/01/33 1,986,643
2,525,000 (c) Qnity Electronics Inc 6 .250 08/15/33 2,616,738
1,430,000 (c) Sealed Air Corp 6 .500 07/15/32 1,480,170
430,000 (c) Solstice Advanced Materials Inc 5 .625 09/30/33 432,353
545,000 (c) Trivium Packaging Finance BV 8 .250 07/15/30 573,771
1,800,000 (c) WR Grace Holdings LLC 5 .625 08/15/29 1,694,500
1,500,000 (c) WR Grace Holdings LLC 6 .625 08/15/32 1,488,963
TOTAL MATERIALS 23,950,396
MEDIA & ENTERTAINMENT - 6.6%
1,715,000 (c) Advantage Sales & Marketing Inc 6 .500 11/15/28 1,453,463
3,000,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4 .250 02/01/31 2,763,694
3,000,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 2,807,077
2,250,000 (c) CCO Holdings LLC / CCO Holdings Capital Corp 4 .750 02/01/32 2,067,379
1,500,000 (c) Clear Channel Outdoor Holdings Inc 7 .750 04/15/28 1,500,438
1,715,000 (c) Directv Financing LLC 8 .875 02/01/30 1,696,390
1,000,000 DISH DBS Corp 5 .125 06/01/29 846,368
1,300,000 (c) DISH DBS Corp 5 .250 12/01/26 1,270,012
1,000,000 (c) Gray Media Inc 7 .250 08/15/33 1,001,730
1,000,000 (c) iHeartCommunications Inc 4 .750 01/15/28 905,000
1,500,000 (c) LCPR Senior Secured Financing DAC 6 .750 10/15/27 1,014,375
1,960,000 (c) Match Group Holdings II LLC 4 .125 08/01/30 1,856,191
2,400,000 (c) McGraw-Hill Education Inc 7 .375 09/01/31 2,488,615
825,000 (c) Neptune Bidco US Inc 10 .375 05/15/31 834,105

Portfolio of Investments November 30, 2025
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 1,500,000 (c) Outfront Media Capital LLC / Outfront Media Capital Corp 4 .250% 01/15/29 $ 1,457,377
2,000,000 (c) Sirius XM Radio LLC 4 .125 07/01/30 1,893,730
3,000,000 (c) Univision Communications Inc 7 .375 06/30/30 3,043,305
1,125,000 (c) Univision Communications Inc 9 .375 08/01/32 1,194,257
2,000,000 (c) Univision Communications Inc 8 .000 08/15/28 2,063,966
895,000 Warnermedia Holdings Inc 5 .050 03/15/42 715,884
1,195,000 Warnermedia Holdings Inc 5 .141 03/15/52 893,860
2,500,000 Warnermedia Holdings Inc 4 .054 03/15/29 2,424,981
1,000,000 (d) Warnermedia Holdings Inc 4 .279 03/15/32 913,750
TOTAL MEDIA & ENTERTAINMENT 37,105,947
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
1,250,000 (c) 1261229 BC Ltd 10 .000 04/15/32 1,292,269
2,500,000 (c) Bausch Health Americas Inc 8 .500 01/31/27 2,489,348
1,000,000 (c) Bausch Health Cos Inc 5 .250 02/15/31 675,000
1,000,000 (c) Bausch Health Cos Inc 4 .875 06/01/28 904,995
1,000,000 (c) Bausch Health Cos Inc 11 .000 09/30/28 1,045,268
2,500,000 (c) Charles River Laboratories International Inc 4 .000 03/15/31 2,364,948
520,000 (c),(h) GENMAB A/S/GENMAB FIN 7 .250 12/15/33 544,589
1,500,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 1,461,850
2,370,000 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 1,984,768
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,763,035
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
2,092,400 (c) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 2,101,257
500,000 (c) Cushman & Wakefield US Borrower LLC 8 .875 09/01/31 536,085
1,000,000 Kennedy-Wilson Inc 4 .750 03/01/29 966,199
1,800,000 (d) Kennedy-Wilson Inc 5 .000 03/01/31 1,727,010
1,500,000 (c) Permian Resources Operating LLC 6 .250 02/01/33 1,537,385
1,500,000 (c),(d) Sotheby's/Bidfair Holdings Inc 5 .875 06/01/29 1,410,821
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,278,757
SOFTWARE & SERVICES - 1.6%
3,000,000 (c) Amentum Holdings Inc 7 .250 08/01/32 3,148,971
775,000 (c) Cloud Software Group Inc 8 .250 06/30/32 816,383
2,250,000 (c) Cloud Software Group Inc 6 .500 03/31/29 2,268,071
1,100,000 (c) CoreWeave Inc 9 .000 02/01/31 995,384
1,140,000 (c) Fair Isaac Corp 6 .000 05/15/33 1,171,749
500,000 (c) Open Text Holdings Inc 4 .125 12/01/31 464,795
TOTAL SOFTWARE & SERVICES 8,865,353
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
1,350,000 (c) Imola Merger Corp 4 .750 05/15/29 1,333,458
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,333,458
TELECOMMUNICATION SERVICES - 6.9%
2,425,815 (c) Altice France SA 6 .500 04/15/32 2,360,146
1,120,000 (c) CIPHER COMPUTE LLC 7 .125 11/15/30 1,137,853
1,460,000 (c) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 1,494,796
3,574,250 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6 .750 11/30/30 3,712,002
1,900,000 EchoStar Corp 10 .750 11/30/29 2,094,750
1,200,000 (c) Level 3 Financing Inc 6 .875 06/30/33 1,222,064
3,000,000 (c) Level 3 Financing Inc 7 .000 03/31/34 3,072,720
1,500,000 (c) Lumen Technologies Inc 4 .500 01/15/29 1,390,050
3,500,000 (e) Rogers Communications Inc 7 .000 04/15/55 3,637,914
2,590,000 (c) Sable International Finance Ltd 7 .125 10/15/32 2,615,426
295,000 (c) Telesat Canada / Telesat LLC 5 .625 12/06/26 213,875
3,000,000 (c) Virgin Media Secured Finance PLC 4 .500 08/15/30 2,797,154
2,000,000 (c) Vmed O2 UK Financing I PLC 6 .750 01/15/33 1,991,730
800,000 (c) Windstream Services LLC 7 .500 10/15/33 814,145
2,720,000 (c) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 2,824,010
6,405,666 (c) Zayo Group Holdings Inc 9 .250 03/09/30 5,902,181
1,727,082 (c) Zayo Group Holdings Inc 13 .750 09/09/30 1,537,103
TOTAL TELECOMMUNICATION SERVICES 38,817,919

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 1.4%
$ 1,388,000 (c) Allegiant Travel Co 7 .250% 08/15/27 $ 1,405,496
500,000 (c) Genesee & Wyoming Inc 6 .250 04/15/32 514,136
1,600,000 (c),(d) Grupo Aeromexico SAB de CV 8 .625 11/15/31 1,599,584
1,200,000 (c),(d) Rand Parent LLC 8 .500 02/15/30 1,238,275
1,500,000 (c) Stonepeak Nile Parent LLC 7 .250 03/15/32 1,585,332
1,595,000 (c) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 1,651,867
TOTAL TRANSPORTATION 7,994,690
UTILITIES - 5.5%
1,390,000 (c) Alpha Generation LLC 6 .250 01/15/34 1,392,181
5,000,000 (c),(e) AltaGas Ltd 7 .200 10/15/54 5,172,995
2,775,000 (c) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 2,775,386
4,000,000 (c) ContourGlobal Power Holdings SA 6 .750 02/28/30 4,115,000
2,250,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 2,149,319
1,500,000 (c) NRG Energy Inc 5 .250 06/15/29 1,506,324
2,190,000 (c) NRG Energy Inc 6 .000 02/01/33 2,236,421
2,000,000 (c) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 1,949,028
1,500,000 (c) Talen Energy Supply LLC 6 .250 02/01/34 1,528,386
2,000,000 (c) TerraForm Power Operating LLC 4 .750 01/15/30 1,922,706
985,000 (c) VoltaGrid LLC 7 .375 11/01/30 982,327
2,500,000 (c) XPLR Infrastructure Operating Partners LP 4 .500 09/15/27 2,456,206
1,500,000 (c) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 1,537,245
870,000 (c) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 909,655
TOTAL UTILITIES 30,633,179
TOTAL CORPORATE BONDS
(Cost $470,515,889) 481,889,785
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
58468465 VARIABLE RATE SENIOR LOAN INTERESTS - 10.5% 58468465
CONSUMER DURABLES & APPAREL - 0.2%
1,000,000 (i) S&S Holdings LLC, Term Loan, (TSFR1M + 5.000%) 9 .016 03/13/28 999,000
TOTAL CONSUMER DURABLES & APPAREL 999,000
CONSUMER SERVICES - 0.2%
1,496,084 (i) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .393 03/06/28 1,229,781
TOTAL CONSUMER SERVICES 1,229,781
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
2,282,031 (i) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .102 10/01/27 2,263,250
2,023,809 (i) Heartland Dental, LLC, Term Loan, (TSFR1M + 3.750%) 7 .666 08/25/32 2,034,353
2,000,000 (i) Pathway Vet Alliance LLC, Tranche A Term Loan A, (TSFR3M +
5.000%)
8 .840 06/30/28 2,024,580
4,488,750 (i) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 4.500%) 8 .340 06/30/28 4,502,777
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,824,960
INSURANCE - 0.9%
2,000,000 (i) Asurion LLC, 2nd Lien Term Loan B3, (TSFR1M + 5.250%) 9 .280 02/03/28 1,922,510
2,992,327 (i) Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 8 .266 08/21/28 2,992,118
TOTAL INSURANCE 4,914,628
MATERIALS - 0.3%
1,500,000 (i) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .091 04/13/29 1,496,685
TOTAL MATERIALS 1,496,685
MEDIA & ENTERTAINMENT - 2.4%
760,377 (i) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 8 .110 04/28/28 752,454
1,528,473 (i) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 9 .048 10/31/28 1,520,830
1,900,941 (i) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .360 05/14/29 1,896,189
2,970,112 (i) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10 .960 01/04/29 2,984,339
1,241,105 (i) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .823 06/30/28 1,260,243
4,952,481 (i) WideOpenWest Finance LLC, Super Priority First Out New
Money Term Loan, (TSFR3M + 7.000%)
11 .173 12/20/28 5,049,971
TOTAL MEDIA & ENTERTAINMENT 13,464,026

Portfolio of Investments November 30, 2025
(continued)
High Yield Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
$ 2,500,000 (i) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
10 .166% 10/08/30 $ 2,475,625
1,439,000 (h),(i) Genmab A/S, (TBD) TBD TBD 1,445,893
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,921,518
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
1,770,000 (i) Forest City Enterprises, L.P., Term Loan B, (TSFR1M + 3.500%) 7 .530 12/08/25 1,767,053
1,496,104 (i) U.S. Anesthesia Partners, Inc., Term Loan, (TSFR1M + 4.000%) 8 .099 10/02/28 1,502,417
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,269,470
SOFTWARE & SERVICES - 0.9%
1,250,000 (h),(i) McAfee, LLC, First Lien Term Loan B, (TBD) TBD TBD 1,159,937
1,994,805 (i) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M +
4.000%)
8 .102 04/24/28 1,891,953
1,989,770 (i) X Corp., Term Loan, (TSFR3M + 6.500%) 10 .340 10/29/29 1,940,772
TOTAL SOFTWARE & SERVICES 4,992,662
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,500,000 (i) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8 .666 12/17/29 1,511,250
1,496,183 (i) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .574 05/30/30 1,483,660
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,994,910
TELECOMMUNICATION SERVICES - 1.4%
1,500,000 (h),(i) Connect Holding II LLC, Delayed Draw Term Loan, (TBD) TBD TBD 1,334,655
900,646 (i) GOGO Intermediate Holdings LLC, Term Loan B, (TSFR1M +
3.750%)
7 .780 04/28/28 878,936
1,800,000 (i) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 6 .166 09/20/30 1,726,875
2,746,944 (i) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .380 04/15/30 2,735,791
1,680,000 (i) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .834 12/07/26 1,223,250
TOTAL TELECOMMUNICATION SERVICES 7,899,507
UTILITIES - 0.5%
2,495,000 (i),(j) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8 .502 02/19/32 2,461,318
TOTAL UTILITIES 2,461,318
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $58,183,827) 58,468,465
TOTAL LONG-TERM INVESTMENTS
(Cost $530,792,311) 541,062,503
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.4%
13,200,110 (k) State Street Navigator Securities Lending Government Money
Market Portfolio
4.040 (l) 13,200,110
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $13,200,110) 13,200,110
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  2.5%
INVESTMENT COMPANIES - 2.5% –
13,863,823 BlackRock Liquidity Funds T-Fund 4.517(m) 13,863,823
TOTAL INVESTMENT COMPANIES
(Cost $13,863,823) 13,863,823
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,863,823) 13,863,823
TOTAL INVESTMENTS - 101.7%
(Cost $557,856,244) 568,126,436
OTHER ASSETS & LIABILITIES, NET -  (1.7)% (9,459,282)
NET ASSETS - 100% $ 558,667,154

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $434,430,106 or 76.5% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $12,729,670.
(e) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
2.5% of Total Investments.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.5% of Total Investments.
(h) When-issued or delayed delivery security.
(i) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j) Portion of investment purchased on a delayed delivery basis.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

Portfolio of Investments November 30, 2025
(continued)
High Yield Income

High Yield Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ 704,253 $ – $ 704,253
Corporate Bonds – 481,889,785 – 481,889,785
Variable Rate Senior Loan Interests – 58,468,465 – 58,468,465
Investments Purchased with Collateral from Securities
Lending 13,200,110 – – 13,200,110
Short-Term Investments:
Investment Companies 13,863,823 – – 13,863,823
Total $ 27,063,933 $ 541,062,503 $ – $ 568,126,436